Other Current Liabilities - Summary of Other Current Liabilities (Detail) - USD ($) $ in Thousands	Mar. 31, 2026	Mar. 31, 2025
Other Current Liabilities [Abstract]
Statutory liabilities	$ 18,159	$ 23,188
Employee related payables	8,375	8,250
Refund due to customers	52,634	51,011
Other liabilities (related to business combination) (refer notes below and 7 (b))	8,558	4,390
Total	$ 87,726	$ 86,839